N-4	May 05, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	THRIVENT VARIABLE ANNUITY ACCOUNT I
Entity Central Index Key	0001173488
Entity Investment Company Type	N-4
Document Period End Date	May 05, 2026
Amendment Flag	false
AdvisorFlex VA MDRP
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective May 5, 2026, the following American Funds Insurance Series portfolio was renamed as follows:
Former Portfolio Name	New Portfolio Name
American Funds IS® International	American Funds IS® EUPAC

AdvisorFlex VA MDRP | American Funds IS EUPAC
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds IS® EUPAC
Thrivent Retirement Choice Variable Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective May 5, 2026, the following American Funds Insurance Series portfolio was renamed as follows:
Former Portfolio Name	New Portfolio Name
American Funds IS® International	American Funds IS® EUPAC

Thrivent Retirement Choice Variable Annuity | American Funds IS EUPAC
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds IS® EUPAC